GMO Beyond China ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 77.7%
	Brazil — 2.9%
28,176	WEG SA	223,573
	Czeck Republic — 0.4%
5,160	Moneta Money Bank AS	32,727
	Greece — 0.9%
8,808	Eurobank Ergasias Services & Holdings SA –Class A	23,496
1,632	Jumbo SA	44,682
	Total Greece	68,178
	India — 10.1%
6,584	HDFC Bank Ltd. –ADR	437,441
10,800	ICICI Bank Ltd. –ADR	340,416
	Total India	777,857
	Indonesia — 6.3%
245,600	Aneka Tambang Tbk. PT	24,249
499,200	Bank Central Asia Tbk. PT	256,232
375,200	Bank Mandiri Persero Tbk. PT *	117,816
341,600	Bank Negara Indonesia Persero Tbk. PT *	87,463
	Total Indonesia	485,760
	Malaysia — 0.8%
44,800	Gamuda Bhd.	42,402
88,100	My EG Services Bhd.	18,067
	Total Malaysia	60,469
	Mexico — 6.3%
15,200	Arca Continental SAB de CV	158,941
11,100	Banco del Bajio SA	24,180
8,208	Cemex SAB de CV –ADR	46,047
13,900	Corp. Inmobiliaria Vesta SAB de CV	31,842
32,900	Gentera SAB de CV	50,706
4,520	Gruma SAB de CV –Class B	81,258
136	Grupo Aeroportuario del Sureste SAB de CV –ADR	37,239
1,682	Grupo Financiero Banorte SAB de CV –ADR	58,315
	Total Mexico	488,528
	Poland — 3.6%
2,256	Bank Polska Kasa Opieki SA	102,405
1,200	Powszechna Kasa Oszczednosci Bank Polski SA	23,300
8,768	Powszechny Zaklad Ubezpieczen SA	126,781
176	Santander Bank Polska SA	25,194
	Total Poland	277,680
	South Korea — 7.9%
1,367	DB HiTek Co. Ltd.	39,687
617	Hanmi Semiconductor Co. Ltd.	28,577
Shares	Description	Value ($)
	South Korea — continued
2,496	HMM Co. Ltd.	33,156
759	Hyundai Glovis Co. Ltd.	57,936
1,334	Korean Air Lines Co. Ltd.	19,297
871	LS Electric Co. Ltd.	103,692
6,257	Samsung Electronics Co. Ltd.	245,606
671	Samsung SDI Co. Ltd.	85,897
	Total South Korea	613,848
	Taiwan — 20.0%
3,872	Advantech Co. Ltd.	43,732
3,792	Chroma ATE, Inc.	32,549
14,686	Delta Electronics, Inc.	159,234
19,447	Hon Hai Precision Industry Co. Ltd.	85,513
5,648	MediaTek, Inc.	236,450
5,001	Micro-Star International Co. Ltd.	24,401
1,129	Novatek Microelectronics Corp.	18,532
1,856	Parade Technologies Ltd.	31,583
4,519	Phison Electronics Corp.	71,591
27,838	Radiant Opto-Electronics Corp.	150,917
7,745	Realtek Semiconductor Corp.	121,998
4,841	Sinbon Electronics Co. Ltd.	37,107
3,310	Sitronix Technology Corp.	19,190
2,968	Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	492,688
406	Voltronic Power Technology Corp.	18,709
	Total Taiwan	1,544,194
	Thailand — 6.9%
211,200	AP Thailand PCL –NVDR	47,131
7,200	Bangkok Bank PCL –NVDR	31,378
16,800	Delta Electronics Thailand PCL –NVDR	33,091
20,800	Kasikornbank PCL –NVDR	99,381
349,600	Krung Thai Bank PCL –NVDR	249,294
12,000	SCB X PCL –NVDR	43,612
63,200	Supalai PCL –NVDR	29,857
	Total Thailand	533,744
	Turkey — 2.8%
10,520	Arcelik AS *	38,007
7,616	Dogus Otomotiv Servis ve Ticaret AS	45,980
59,160	Karsan Otomotiv Sanayii Ve Ticaret AS *	17,539
46,136	Mavi Giyim Sanayi Ve Ticaret AS –Class B	84,193
6,800	Tofas Turk Otomobil Fabrikasi AS	32,130
	Total Turkey	217,849
	United Arab Emirates — 3.1%
36,729	Aldar Properties PJSC	84,198
42,023	Emaar Properties PJSC	152,738
	Total United Arab Emirates	236,936
	Vietnam — 5.7%
16,700	Bank for Foreign Trade of Vietnam JSC *	41,833
66,800	Gelex Group JSC *	61,443

GMO Beyond China ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Vietnam — continued
22,000	Gemadept Corp.	49,513
47,400	Kinh Bac City Development Holding Corp. *	56,864
85,900	Mobile World Investment Corp.	198,368
11,000	PetroVietnam Gas JSC	28,760
	Total Vietnam	436,781
	TOTAL COMMON STOCKS (COST $6,355,684)	5,998,124
	SHORT-TERM INVESTMENTS — 9.1%
	Money Market Funds — 9.1%
706,007	State Street Institutional Treasury Money Market Fund – Premier Class, 4.24% (a)	706,007
	TOTAL SHORT-TERM INVESTMENTS (COST $706,007)	706,007
	TOTAL INVESTMENTS — 86.8% (Cost $7,061,691)	6,704,131
	Other Assets and Liabilities (net) — 13.2%	1,015,515
	TOTAL NET ASSETS — 100.0%	$7,719,646
A summary of outstanding financial instruments at March 31, 2025 is as follows:
Futures Contracts
Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
38	IFSC NIFTY 50 Index Futures	April 2025	1,776,006	(30,909)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.
As of March 31, 2025 for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments :
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of March 31, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt
JSC — Joint-Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint-Stock Company

GMO International Quality ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Capital Goods — 12.7%
12,683	Ashtead Group PLC	679,250
24,080	Assa Abloy AB – Class B	718,438
6,804	Knorr-Bremse AG	614,691
13,692	Kone OYJ – Class B	752,694
21,196	Safran SA – ADR	1,403,599
	Total Capital Goods	4,168,672
	Commercial & Professional Services — 2.1%
54,600	Brambles Ltd.	683,360
	Consumer Discretionary Distribution & Retail — 4.0%
26,432	Industria de Diseno Textil SA	1,310,435
	Consumer Durables & Apparel — 4.8%
12,712	LVMH Moet Hennessy Louis Vuitton SE – ADR	1,574,635
	Consumer Services — 8.7%
20,468	Amadeus IT Group SA	1,560,309
39,676	Compass Group PLC – ADR	1,318,433
	Total Consumer Services	2,878,742
	Food, Beverage & Tobacco — 13.7%
62,020	Davide Campari-Milano NV	363,075
7,196	Diageo PLC – ADR	754,069
6,916	Fomento Economico Mexicano SAB de CV – ADR	674,863
8,484	Kerry Group PLC – Class A	888,019
14,196	Nestle SA – ADR	1,436,209
19,432	Pernod Ricard SA – ADR	384,753
	Total Food, Beverage & Tobacco	4,500,988
	Health Care Equipment & Services — 3.5%
4,143	BioMerieux	511,596
5,600	Hoya Corp.	626,495
	Total Health Care Equipment & Services	1,138,091
	Household & Personal Products — 8.3%
2,464	Beiersdorf AG	318,120
16,828	L'Oreal SA – ADR	1,251,330
19,572	Unilever PLC – ADR	1,165,513
	Total Household & Personal Products	2,734,963
	Materials — 5.8%
32,060	Air Liquide SA – ADR	1,218,921
47,712	Shin-Etsu Chemical Co. Ltd. – ADR	680,373
	Total Materials	1,899,294
	Pharmaceuticals, Biotechnology & Life Sciences — 16.9%
104,916	Haleon PLC – ADR	1,079,586
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
12,626	Novartis AG – ADR	1,407,546
17,247	Novo Nordisk AS – ADR	1,197,632
35,001	Roche Holding AG – ADR	1,440,291
2,211	Sartorius Stedim Biotech	435,954
	Total Pharmaceuticals, Biotechnology & Life Sciences	5,561,009
	Semiconductors & Semiconductor Equipment — 9.2%
1,876	ASML Holding NV – NY Reg Shares	1,243,094
8,540	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,417,640
2,800	Tokyo Electron Ltd.	375,412
	Total Semiconductors & Semiconductor Equipment	3,036,146
	Software & Services — 7.6%
18,116	Dassault Systemes SE	684,434
6,832	SAP SE – ADR	1,833,982
	Total Software & Services	2,518,416
	Transportation — 1.8%
14,112	Ryanair Holdings PLC – ADR	597,925
	TOTAL COMMON STOCKS (COST $33,336,522)	32,602,676
	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
184,903	State Street Institutional Treasury Money Market Fund – Premier Class, 4.24% (a)	184,903
	TOTAL SHORT-TERM INVESTMENTS (COST $184,903)	184,903
	TOTAL INVESTMENTS — 99.7% (Cost $33,521,425)	32,787,579
	Other Assets and Liabilities (net) — 0.3%	94,826
	TOTAL NET ASSETS — 100.0%	$32,882,405

Notes to Schedule of Investments:
(a)	The rate disclosed is the 7 day net yield as of March 31, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO International Value ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%
	Australia — 4.4%
56,940	Aurizon Holdings Ltd.	110,295
72,046	BHP Group Ltd. –ADR	3,497,113
27,881	BlueScope Steel Ltd.	370,728
113,104	Fortescue Ltd.	1,086,245
2,021	Rio Tinto Ltd.	145,843
	Total Australia	5,210,224
	Austria — 0.9%
15,948	OMV AG	819,117
12,312	Raiffeisen Bank International AG	315,783
	Total Austria	1,134,900
	Belgium — 1.1%
7,935	Ageas SA	474,909
8,755	KBC Group NV	795,210
	Total Belgium	1,270,119
	Canada — 12.6%
4,507	Bank of Montreal	430,389
66,506	Bank of Nova Scotia	3,154,380
3,901	Canadian Tire Corp. Ltd. –Class A	405,104
5,613	Empire Co. Ltd. –Class A	188,199
87	Fairfax Financial Holdings Ltd.	125,740
3,552	iA Financial Corp., Inc.	337,317
4,045	IGM Financial, Inc.	124,410
2,197	Imperial Oil Ltd.	158,701
11,278	Magna International, Inc.	383,339
59,436	Manulife Financial Corp.	1,851,431
1,502	National Bank of Canada	123,965
6,392	Nutrien Ltd.	317,491
16,640	Parex Resources, Inc.	155,178
32,212	Power Corp. of Canada	1,138,909
2,649	Russel Metals, Inc.	72,362
34,840	Sun Life Financial, Inc.	1,994,938
4,189	Suncor Energy, Inc.	162,198
2,919	Suncor Energy, Inc.	113,024
64,221	Toronto-Dominion Bank	3,848,217
	Total Canada	15,085,292
	Denmark — 0.8%
177	AP Moller - Maersk AS –Class A	302,968
322	AP Moller - Maersk AS –Class B	559,328
13,920	H Lundbeck AS	70,007
	Total Denmark	932,303
	Finland — 0.5%
20,211	Nokia OYJ –ADR	106,512
33,712	Outokumpu OYJ	126,491
3,592	TietoEVRY OYJ	62,106
10,340	Valmet OYJ	278,957
	Total Finland	574,066
Shares	Description	Value ($)
	France — 11.9%
854	Amundi SA	66,487
2,066	Aperam SA	66,796
1,348	Arkema SA	102,615
30,233	BNP Paribas SA	2,514,260
13,841	Carrefour SA	197,854
6,702	Cie de Saint-Gobain SA	664,538
13,940	Credit Agricole SA	252,855
1,340	Ipsen SA	154,167
95,374	Orange SA	1,237,019
35,808	Sanofi SA –ADR	1,985,912
34,432	Societe Generale SA	1,541,004
23,965	STMicroelectronics NV –NY Reg Shares	526,271
718	Teleperformance SE	71,799
67,941	TotalEnergies SE –ADR	4,395,103
26,228	Valeo SE	243,445
49,932	Vivendi SE	148,854
	Total France	14,168,979
	Germany — 5.5%
4,986	Bayerische Motoren Werke AG	397,235
4,274	Continental AG	298,362
21,832	Daimler Truck Holding AG	876,289
41,056	Deutsche Bank AG	968,674
22,800	Deutsche Post AG	973,326
547	Heidelberg Materials AG	93,186
1,438	Henkel AG & Co. KGaA	103,479
22,074	Mercedes-Benz Group AG	1,293,440
17,378	ProSiebenSat.1 Media SE	108,893
12,928	Siemens AG –ADR	1,491,633
	Total Germany	6,604,517
	Hong Kong — 2.3%
90,000	BOC Hong Kong Holdings Ltd.	363,172
95,000	CK Asset Holdings Ltd.	383,958
102,000	CK Hutchison Holdings Ltd.	573,479
22,500	Kerry Properties Ltd.	53,030
69,000	Sun Hung Kai Properties Ltd.	655,289
22,500	Swire Pacific Ltd. –Class A	198,356
559,500	WH Group Ltd.	513,379
	Total Hong Kong	2,740,663
	Italy — 2.2%
15,527	Banco BPM SpA	156,913
47,009	BPER Banca SpA	366,490
58,770	Intesa Sanpaolo SpA	300,836
91,111	Stellantis NV	1,010,995
6,166	Tenaris SA –ADR	241,152
33,303	Unipol Assicurazioni SpA	530,075
	Total Italy	2,606,461
	Japan — 21.0%
13,800	Asahi Group Holdings Ltd.	175,916
31,200	Bridgestone Corp.	1,247,043

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
18,000	Brother Industries Ltd.	323,302
5,400	Credit Saison Co. Ltd.	126,944
5,900	Dai Nippon Printing Co. Ltd.	83,373
1,200	Daito Trust Construction Co. Ltd.	122,528
31,300	Daiwa House Industry Co. Ltd.	1,030,465
32,900	ENEOS Holdings, Inc.	171,596
4,200	Hitachi Construction Machinery Co. Ltd.	110,523
65,270	Honda Motor Co. Ltd. –ADR	1,770,775
49,300	Idemitsu Kosan Co. Ltd.	346,109
87,500	Inpex Corp.	1,200,288
27,000	Isuzu Motors Ltd.	362,994
17,300	ITOCHU Corp.	795,968
14,900	Japan Tobacco, Inc.	408,685
60,300	Kirin Holdings Co. Ltd.	835,211
37,900	Komatsu Ltd.	1,088,055
43,753	Kubota Corp.	534,114
37,000	Marubeni Corp.	586,982
9,900	Mazda Motor Corp.	62,189
39,147	Mitsubishi Corp.	685,510
18,679	Mitsubishi UFJ Financial Group, Inc. –ADR	254,595
72,000	Mitsui & Co. Ltd.	1,343,850
5,000	Mitsui Mining & Smelting Co. Ltd.	144,843
17,800	Mitsui OSK Lines Ltd.	615,684
1,933,900	Nippon Telegraph & Telephone Corp.	1,865,693
14,900	Nippon Yusen KK	488,852
6,500	Niterra Co. Ltd.	195,923
22,100	Nitto Denko Corp.	402,984
36,300	Ono Pharmaceutical Co. Ltd.	387,831
33,300	ORIX Corp.	684,694
132,600	Panasonic Holdings Corp.	1,566,110
19,600	Sekisui Chemical Co. Ltd.	332,503
17,200	Sekisui House Ltd.	383,012
47,500	Shionogi & Co. Ltd.	711,281
8,700	Sojitz Corp.	190,369
8,400	Subaru Corp.	148,130
43,500	Sumitomo Corp.	977,945
9,400	Sumitomo Electric Industries Ltd.	154,546
14,700	Sumitomo Forestry Co. Ltd.	441,911
1,900	Sumitomo Heavy Industries Ltd.	38,636
5,900	Suntory Beverage & Food Ltd.	194,634
12,200	Tosoh Corp.	167,029
5,100	Toyo Tire Corp.	92,894
39,400	Toyota Tsusho Corp.	654,872
71,100	Yamaha Motor Co. Ltd.	565,046
3,100	Yokohama Rubber Co. Ltd.	71,139
	Total Japan	25,143,576
	Netherlands — 4.0%
46,649	ABN AMRO Bank NV	976,548
1,393	Akzo Nobel NV	85,374
5,066	EXOR NV	457,676
95,178	ING Groep NV –ADR	1,864,537
3,604	JDE Peet's NV	78,798
Shares	Description	Value ($)
	Netherlands — continued
14,124	Koninklijke Ahold Delhaize NV	527,810
7,723	NN Group NV	428,233
18,360	Signify NV	395,862
	Total Netherlands	4,814,838
	Norway — 2.7%
113,254	Equinor ASA –ADR	2,995,568
19,430	Orkla ASA	212,940
	Total Norway	3,208,508
	Singapore — 1.4%
84,600	Oversea-Chinese Banking Corp. Ltd.	1,089,338
19,600	United Overseas Bank Ltd.	555,665
	Total Singapore	1,645,003
	Spain — 6.1%
13,245	Acerinox SA	154,819
171,168	Banco Bilbao Vizcaya Argentaria SA –ADR	2,331,308
233,909	Banco de Sabadell SA	652,801
473,841	Banco Santander SA	3,174,608
73,370	Repsol SA	975,820
	Total Spain	7,289,356
	Sweden — 2.1%
28,245	Investor AB –Class B	838,347
11,629	SSAB AB –Class B	70,456
29,322	Swedbank AB –Class A	664,805
1,303	Volvo AB –Class A*	37,903
32,497	Volvo AB –Class B*	947,902
	Total Sweden	2,559,413
	Switzerland — 8.7%
19,081	Adecco Group AG	569,820
11,661	Nestle SA –ADR	1,179,743
32,217	Novartis AG –ADR	3,591,551
944	Roche Holding AG	326,938
12,706	Roche Holding AG	4,172,141
3,764	Sandoz Group AG –ADR	157,787
741	Swisscom AG	426,743
	Total Switzerland	10,424,723
	United Kingdom — 9.5%
12,979	3i Group PLC	606,245
64,852	Aberdeen Group PLC	129,554
1,210	Berkeley Group Holdings PLC	56,018
549,741	BT Group PLC	1,177,747
3,542	Coca-Cola HBC AG	160,321
3,406	DCC PLC	226,364
37,623	GSK PLC –ADR	1,457,515
37,324	HSBC Holdings PLC –ADR	2,143,517
8,443	IG Group Holdings PLC	103,773
315,873	ITV PLC	321,731

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
45,598	J Sainsbury PLC	138,536
157,610	Kingfisher PLC	515,700
256,198	Lloyds Banking Group PLC –ADR	978,676
43,513	Rio Tinto PLC –ADR	2,614,261
42,447	Schroders PLC	190,702
7,073	Standard Chartered PLC	104,111
43,443	Vodafone Group PLC –ADR	407,061
	Total United Kingdom	11,331,832
	TOTAL COMMON STOCKS (COST $112,786,419)	116,744,773

	PREFERRED STOCKS — 0.9%
	Germany — 0.9%
1,303	Bayerische Motoren Werke AG	97,076
7,407	Volkswagen AG	749,340
2,821	Henkel AG & Co. KGaA	224,139
	Total Germany	1,070,555
	TOTAL PREFERRED STOCKS (COST $1,088,350)	1,070,555

	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
834,542	State Street Institutional Treasury Money Market Fund – Premier Class, 4.24% (a)	834,542
	TOTAL SHORT-TERM INVESTMENTS (COST $834,543)	834,542
	TOTAL INVESTMENTS — 99.3% (Cost $114,709,312)	118,649,870
	Other Assets and Liabilities (net) — 0.7%	793,350
	TOTAL NET ASSETS — 100.0%	$119,443,220

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of March 31, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.8%
	Banks — 4.3%
865,947	U.S. Bancorp	36,560,282
459,905	Wells Fargo & Co.	33,016,580
	Total Banks	69,576,862
	Capital Goods — 4.1%
134,912	General Electric Co.	27,002,637
377,398	Otis Worldwide Corp.	38,947,473
	Total Capital Goods	65,950,110
	Consumer Discretionary Distribution & Retail — 3.6%
171,433	Amazon.com, Inc.	32,616,843
212,309	TJX Cos., Inc.	25,859,236
	Total Consumer Discretionary Distribution & Retail	58,476,079
	Consumer Services — 5.0%
1,115,593	Aramark	38,510,270
183,003	Hilton Worldwide Holdings, Inc.	41,642,333
	Total Consumer Services	80,152,603
	Financial Services — 3.7%
172,498	Visa, Inc. – Class A	60,453,649
	Food, Beverage & Tobacco — 6.1%
471,418	Coca-Cola Co.	33,762,957
169,420	Constellation Brands, Inc. – Class A	31,091,959
502,185	Mondelez International, Inc. – Class A	34,073,252
	Total Food, Beverage & Tobacco	98,928,168
	Health Care Equipment & Services — 16.4%
550,795	Abbott Laboratories	73,062,957
77,966	Cigna Group	25,650,814
118,711	Elevance Health, Inc.	51,634,537
58,753	Intuitive Surgical, Inc. *	29,098,598
124,352	Quest Diagnostics, Inc.	21,040,358
124,973	UnitedHealth Group, Inc.	65,454,609
	Total Health Care Equipment & Services	265,941,873
	Household & Personal Products — 3.4%
318,366	Procter & Gamble Co.	54,255,934
	Media & Entertainment — 8.0%
425,968	Alphabet, Inc. – Class A	65,871,691
110,539	Meta Platforms, Inc. – Class A	63,710,258
	Total Media & Entertainment	129,581,949
	Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
46,806	Eli Lilly & Co.	38,657,544
436,400	Johnson & Johnson	72,372,576
327,919	Merck & Co., Inc.	29,434,009
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
80,769	Thermo Fisher Scientific, Inc.	40,190,654
	Total Pharmaceuticals, Biotechnology & Life Sciences	180,654,783
	Semiconductors & Semiconductor Equipment — 11.0%
220,203	Broadcom, Inc.	36,868,588
64,743	KLA Corp.	44,012,292
631,869	Lam Research Corp.	45,936,876
285,988	Texas Instruments, Inc.	51,392,044
	Total Semiconductors & Semiconductor Equipment	178,209,800
	Software & Services — 17.0%
170,716	Accenture PLC – Class A	53,270,221
291,446	Microsoft Corp.	109,405,914
462,521	Oracle Corp.	64,665,061
181,504	Salesforce, Inc.	48,708,413
	Total Software & Services	276,049,609
	Technology Hardware & Equipment — 5.0%
365,326	Apple, Inc.	81,149,864
	Transportation — 1.1%
251,173	Uber Technologies, Inc. *	18,300,465
	TOTAL COMMON STOCKS (COST $1,603,319,455)	1,617,681,748
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
5,614,867	State Street Institutional Treasury Money Market Fund – Premier Class, 4.24% (a)	5,614,867
	TOTAL SHORT-TERM INVESTMENTS (COST $5,614,867)	5,614,867
	TOTAL INVESTMENTS — 100.1% (Cost $1,608,934,322)	1,623,296,615
	Other Assets and Liabilities (net) — (0.1)%	(1,697,971)
	TOTAL NET ASSETS — 100.0%	$1,621,598,644

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of March 31, 2025.

GMO U.S. Value ETF
Schedule of Investments
(showing percentage of total net assets)
March 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%
	Automobiles & Components — 3.1%
2,022	Aptiv PLC *	120,309
459	Autoliv, Inc.	40,599
18,319	BorgWarner, Inc.	524,839
34,693	Ford Motor Co.	347,971
7,169	General Motors Co.	337,158
2,647	Lear Corp.	233,518
	Total Automobiles & Components	1,604,394
	Banks — 10.7%
28,364	Bank of America Corp.	1,183,630
12,545	Citigroup, Inc.	890,569
7,256	Huntington Bancshares, Inc.	108,912
7,619	JPMorgan Chase & Co.	1,868,941
1,805	M&T Bank Corp.	322,644
2,693	PNC Financial Services Group, Inc.	473,348
4,782	Regions Financial Corp.	103,913
3,199	Truist Financial Corp.	131,639
12,022	U.S. Bancorp	507,569
	Total Banks	5,591,165
	Capital Goods — 4.4%
2,735	AGCO Corp.	253,179
619	Atkore, Inc.	37,134
212	Boise Cascade Co.	20,795
245	Caterpillar, Inc.	80,801
2,213	Cummins, Inc.	693,643
955	Mueller Industries, Inc.	72,714
638	Northrop Grumman Corp.	326,662
2,084	Oshkosh Corp.	196,063
623	Owens Corning	88,977
4,149	PACCAR, Inc.	403,988
102	Snap-on, Inc.	34,375
567	Timken Co.	40,750
499	UFP Industries, Inc.	53,413
	Total Capital Goods	2,302,494
	Commercial & Professional Services — 0.3%
636	Concentrix Corp.	35,387
1,361	Genpact Ltd.	68,567
890	ManpowerGroup, Inc.	51,513
	Total Commercial & Professional Services	155,467
	Consumer Discretionary Distribution & Retail — 2.9%
2,902	Academy Sports & Outdoors, Inc.	132,360
1,104	AutoNation, Inc. *	178,760
2,694	Best Buy Co., Inc.	198,305
7,945	eBay, Inc.	538,115
443	Group 1 Automotive, Inc.	169,204
2,492	LKQ Corp.	106,010
3,226	Macy's, Inc.	40,518
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
2,211	Signet Jewelers Ltd.	128,371
	Total Consumer Discretionary Distribution & Retail	1,491,643
	Consumer Durables & Apparel — 3.9%
424	Brunswick Corp.	22,832
2,664	Crocs, Inc. *	282,917
2,125	DR Horton, Inc.	270,151
3,387	KB Home	196,853
913	La-Z-Boy, Inc.	35,689
2,752	Lennar Corp. – Class A	315,875
251	M/I Homes, Inc. *	28,659
1,788	Meritage Homes Corp.	126,733
2,327	Polaris, Inc.	95,267
1,727	PulteGroup, Inc.	177,536
1,798	PVH Corp.	116,223
546	Skechers USA, Inc. – Class A *	31,002
491	Toll Brothers, Inc.	51,845
2,186	Tri Pointe Homes, Inc. *	69,777
2,395	Whirlpool Corp.	215,861
	Total Consumer Durables & Apparel	2,037,220
	Consumer Services — 1.1%
484	Adtalem Global Education, Inc. *	48,710
53	Graham Holdings Co. – Class B	50,926
7,442	H&R Block, Inc.	408,640
2,361	Perdoceo Education Corp.	59,450
	Total Consumer Services	567,726
	Consumer Staples Distribution & Retail — 2.1%
1,852	Dollar General Corp.	162,846
7,945	Kroger Co.	537,797
3,930	Target Corp.	410,135
	Total Consumer Staples Distribution & Retail	1,110,778
	Energy — 9.6%
9,879	Chevron Corp.	1,652,658
2,658	ConocoPhillips	279,143
7,206	EOG Resources, Inc.	924,097
17,318	Exxon Mobil Corp.	2,059,630
1,267	Ovintiv, Inc.	54,228
	Total Energy	4,969,756
	Equity Real Estate Investment Trusts (REITs) — 0.7%
11,336	VICI Properties, Inc.	369,780
	Financial Services — 12.7%
1,011	Affiliated Managers Group, Inc.	169,878
1,294	American Express Co.	348,151
4,350	Bank of New York Mellon Corp.	364,834
1,082	Blackstone Secured Lending Fund	35,014

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial Services — continued
5,889	Blue Owl Capital Corp.	86,333
2,906	Capital One Financial Corp.	521,046
2,415	Discover Financial Services	412,240
1,098	Enova International, Inc. *	106,023
2,654	Federated Hermes, Inc.	108,204
6,466	Franklin Resources, Inc.	124,470
1,592	Goldman Sachs Group, Inc.	869,694
11,779	Invesco Ltd.	178,687
3,011	Janus Henderson Group PLC	108,848
17,483	MGIC Investment Corp.	433,229
2,329	Morgan Stanley	271,724
7,089	Morgan Stanley Direct Lending Fund	141,496
650	OneMain Holdings, Inc.	31,772
6,320	PayPal Holdings, Inc. *	412,380
8,709	Radian Group, Inc.	288,007
579	Raymond James Financial, Inc.	80,429
2,384	Sixth Street Specialty Lending, Inc.	53,354
6,274	SLM Corp.	184,267
5,256	State Street Corp.	470,570
5,534	Synchrony Financial	292,970
3,088	T. Rowe Price Group, Inc.	283,695
23,747	Western Union Co.	251,243
	Total Financial Services	6,628,558
	Food, Beverage & Tobacco — 3.4%
4,119	Archer-Daniels-Midland Co.	197,753
1,370	Bunge Global SA	104,695
3,800	Conagra Brands, Inc.	101,346
8,393	General Mills, Inc.	501,818
417	Ingredion, Inc.	56,383
2,461	Keurig Dr. Pepper, Inc.	84,215
10,215	Kraft Heinz Co.	310,843
2,486	Mondelez International, Inc. – Class A	168,675
1,210	PepsiCo, Inc.	181,427
730	Tyson Foods, Inc. – Class A	46,581
	Total Food, Beverage & Tobacco	1,753,736
	Health Care Equipment & Services — 9.1%
10,850	Centene Corp. *	658,704
3,157	Cigna Group	1,038,653
12,470	CVS Health Corp.	844,842
786	Edwards Lifesciences Corp.	56,969
2,062	Elevance Health, Inc.	896,888
2,549	GE HealthCare Technologies, Inc.	205,730
1,660	Humana, Inc.	439,236
5,385	Medtronic PLC	483,896
1,642	Premier, Inc. – Class A	31,658
837	Solventum Corp. *	63,645
	Total Health Care Equipment & Services	4,720,221
	Household & Personal Products — 0.2%
1,332	Edgewell Personal Care Co.	41,572
Shares	Description	Value ($)
	Household & Personal Products — continued
572	Kimberly-Clark Corp.	81,350
	Total Household & Personal Products	122,922
	Insurance — 3.2%
2,799	Aflac, Inc.	311,221
582	Allstate Corp.	120,515
2,197	Arch Capital Group Ltd.	211,307
568	Chubb Ltd.	171,530
262	Everest Group Ltd.	95,192
857	Fidelity National Financial, Inc.	55,774
4,476	Hartford Insurance Group, Inc.	553,816
1,948	Unum Group	158,684
	Total Insurance	1,678,039
	Materials — 1.8%
2,731	Commercial Metals Co.	125,653
1,071	FMC Corp.	45,186
3,300	LyondellBasell Industries NV – Class A	232,320
53	NewMarket Corp.	30,022
1,851	Nucor Corp.	222,749
1,378	PPG Industries, Inc.	150,684
2,345	Sealed Air Corp.	67,771
596	Steel Dynamics, Inc.	74,548
	Total Materials	948,933
	Media & Entertainment — 4.6%
4,145	Alphabet, Inc. – Class A	640,983
1,134	Alphabet, Inc. – Class C	177,165
35,909	Comcast Corp. – Class A	1,325,042
625	Electronic Arts, Inc.	90,325
1,956	Fox Corp. – Class A	110,709
1,228	Fox Corp. – Class B	64,728
	Total Media & Entertainment	2,408,952
	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
4,113	Bristol-Myers Squibb Co.	250,852
404	Incyte Corp. *	24,462
223	Jazz Pharmaceuticals PLC *	27,685
11,347	Johnson & Johnson	1,881,787
13,323	Merck & Co., Inc.	1,195,872
14,805	Organon & Co.	220,446
49,046	Pfizer, Inc.	1,242,826
1,569	Regeneron Pharmaceuticals, Inc.	995,107
104	United Therapeutics Corp. *	32,060
4,446	Viatris, Inc.	38,725
	Total Pharmaceuticals, Biotechnology & Life Sciences	5,909,822
	Real Estate Management & Development — 0.1%
365	CBRE Group, Inc. – Class A *	47,735

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
March 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 2.5%
1,304	Applied Materials, Inc.	189,236
893	Lam Research Corp.	64,921
6,683	QUALCOMM, Inc.	1,026,576
	Total Semiconductors & Semiconductor Equipment	1,280,733
	Software & Services — 1.9%
5,869	Cognizant Technology Solutions Corp. – Class A	448,979
1,558	International Business Machines Corp.	387,412
2,366	Zoom Communications, Inc. *	174,540
	Total Software & Services	1,010,931
	Technology Hardware & Equipment — 5.7%
2,170	Arrow Electronics, Inc.	225,311
5,517	Avnet, Inc.	265,313
25,168	Cisco Systems, Inc.	1,553,117
19,464	Hewlett Packard Enterprise Co.	300,329
19,618	HP, Inc.	543,222
386	TE Connectivity PLC	54,550
	Total Technology Hardware & Equipment	2,941,842
	Telecommunication Services — 3.1%
5,045	AT&T, Inc.	142,672
32,077	Verizon Communications, Inc.	1,455,013
	Total Telecommunication Services	1,597,685
	Transportation — 1.0%
785	CH Robinson Worldwide, Inc.	80,384
457	FedEx Corp.	111,407
2,954	United Parcel Service, Inc. – Class B	324,911
	Total Transportation	516,702
	TOTAL COMMON STOCKS (COST $52,834,896)	51,767,234
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
435,941	State Street Institutional Treasury Money Market Fund – Premier Class, 4.24% (a)	435,941
	TOTAL SHORT-TERM INVESTMENTS (COST $435,941)	435,941
	TOTAL INVESTMENTS — 100.3% (Cost $53,270,837)	52,203,175
	Other Assets and Liabilities (net) — (0.3)%	(177,431)
	TOTAL NET ASSETS — 100.0%	$52,025,744

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of March 31, 2025.

Organization
Each of GMO Beyond China ETF, GMO International Quality ETF, GMO International Value ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. GMO Beyond China ETF commenced operations on February 13, 2025 and GMO International Quality ETF, GMO International Value ETF and GMO U.S. Value ETF commenced operations on October 29, 2024. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).
Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.
Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for the Fund.
Basis of presentation
The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.
Portfolio valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.
Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).
The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Funds investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2025:
Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs

Common Stocks	$5,998,124	$—	$—	$5,998,124

Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	706,007	—	—	706,007
Total Investments	6,704,131	—	—	6,704,131
Total	$6,704,131	$—	$—	$6,704,131
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(30,909)	$—	$—	$(30,909)
Total	$(30,909)	$—	$—	$(30,909)

Description	Level 1	Level 2	Level 3	Total
GMO International Quality ETF
Asset Valuation Inputs

Common Stocks	$32,602,676	$—	$—	$32,602,676
Short-Term Investments	184,903	—	—	184,903
Total Investments	32,787,579	—	—	32,787,579
Total	$32,787,579	$—	$—	$32,787,579

Description	Level 1	Level 2	Level 3	Total
GMO International Value ETF
Asset Valuation Inputs

Common Stocks	$116,744,773	$—	$—	$116,744,773
Preferred Stocks	1,070,555	—	—	1,070,555
Short-Term Investments	834,542	—	—	834,542
Total Investments	118,649,870	—	—	118,649,870
Total	$118,649,870	$—	$—	$118,649,870

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Quality ETF
Asset Valuation Inputs

Common Stocks	$1,617,681,748	$—	$—	$1,617,681,748
Short-Term Investments	5,614,867	—	—	5,614,867
Total Investments	1,623,296,615	—	—	1,623,296,615
Total	$1,623,296,615	$—	$—	$1,623,296,615

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Value ETF
Asset Valuation Inputs

Common Stocks	$51,767,234	$—	$—	$51,767,234
Short-Term Investments	435,941	—	—	435,941
Total Investments	52,203,175	—	—	52,203,175
Total	$52,203,175	$—	$—	$52,203,175
The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.
^	In the tables above derivatives are based on market values, rather than the notional amounts of derivatives.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report and/or financial statements and other information available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.